Average Annual Total Returns - Class K Shares - BLACKROCK LIFEPATH INDEX 2030 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	13.05%
5 Years	10.04%
Since Inception	8.03%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	12.18%
5 Years	9.14%
Since Inception	7.17%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.77%
5 Years	7.60%
Since Inception	6.16%
Inception Date	May 31, 2011